BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share [abstract]
BASIC AND DILUTED LOSS PER SHARE
NOTE 15 – BASIC AND DILUTED LOSS PER SHARE:

Basic

Basic loss per share is calculated by dividing the result attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year.

Diluted

Warrants to issue ordinary shares and all options, have been excluded from the calculation of the diluted loss per share for the year ended December 31, 2019 since their effect was anti-dilutive. The total number of shares related to the outstanding warrants to issue ordinary shares and options excluded from the calculation of diluted loss per share was 4,849,855 for the year ended December 31, 2019.

The 2012 Convertible Loan, preferred shares, warrants to issue preferred shares A, warrants to issue preferred shares B up to the closing of the IPO and warrants to issue ordinary shares and all options, have been excluded from the calculation of the diluted loss per share for the year ended December 31, 2018 since their effect was anti-dilutive. The total number of shares related to the outstanding options, the 2012 Convertible Loan, preferred shares, warrants to issue preferred shares A, warrants to issue preferred shares B and warrants to issue ordinary shares and excluded from the calculation of diluted loss per share was 10,596,130 for the year ended December 31, 2018.

All outstanding options, the 2012 Convertible Loan, 2016 Convertible loan, preferred shares and warrants to issue preferred shares have been excluded from the calculation of the diluted loss per share for the year ended December 31, 2017 since their effect was anti-dilutive. The total number of ordinary shares related to the 2012 Convertible Loan, 2016 Convertible Loan, preferred shares and warrants to issue preferred shares and excluded from the calculation of diluted loss per share was 7,687,030 for the year ended December 31, 2017.  The 2015 Convertible Loan, warrants and liability to issue preferred shares were not taken into account in the diluted loss per share calculation for the year ended December 31, 2017, as the conversion terms depend on future events.

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousand (except for share numbers)

Loss attributable to equity holders of the Company	10,795	10,304	11,197
Income from change in fair value of financial liabilities at fair value	-	135	-
Loss used for the computation of diluted loss per share	10,795	10,439	11,197

Weighted average number of ordinary shares used in
the computation of basic loss per share	12,146,729	7,955,447	4,490,720
Add:
Weighted average number of additional shares issuable upon the assumed conversion/exercise of preferred shares and warrants to issue preferred shares and shares	-	27,955	-
Weighted average number of ordinary shares used in the computation of diluted loss per share	12,146,729	7,983,402	4,490,720

Basic loss per ordinary share	0.89	1.30	2.49
Diluted loss per ordinary share	0.89	1.31	2.49